Financial Instruments - Derivatives, Offsetting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Instruments
Fair value of derivative instruments under collateralized arrangements in a liability position	$ 74	$ 126
Collateral posted on derivative instruments	$ 0	0
Maximum spread on credit default swap agreements before full collateralization is required	2.50%
Fair value of total derivative instruments, Assets	$ 731	942
Liabilities included in master netting arrangements	267	255
Obligation to return cash collateral	70	114
Non-cash collateral received	0	0
Net exposure related to derivative assets recorded in the Statement of Financial Position	395	572
Net position related to derivative liabilities recorded in the Statement of Financial Position	116	160
Cash collateral rehypothecated	0	0
Other receivables
Derivative Financial Instruments
Right to reclaim cash collateral	0	0
Accounts payable
Derivative Financial Instruments
Obligation to return cash collateral	$ 70	$ 114